UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23090

Oppenheimer Small Cap Value Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 1/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Shares	Value

Common Stocks—98.7%

Consumer Discretionary—14.0%

Automobiles—1.5%
Thor Industries, Inc.	3,659	$500,039

Diversified Consumer Services—0.7%
K12, Inc.[1]	12,787	221,854

Hotels, Restaurants & Leisure—3.0%
Extended Stay America, Inc.	24,468	494,988

Stars Group, Inc. (The)[1]	19,951	507,753

		1,002,741

Household Durables—1.8%
Helen of Troy Ltd.[1]	1,796	167,297

MDC Holdings, Inc.	12,390	417,667

		584,964

Leisure Products—0.8%
Johnson Outdoors, Inc., Cl. A	539	32,485

Nautilus, Inc.[1]	17,835	229,180

		261,665

Media—2.0%
Gray Television, Inc.[1]	39,733	649,634

Specialty Retail—1.7%
Asbury Automotive Group, Inc.[1]	3,752	272,583

DSW, Inc., Cl. A	15,027	300,991

		573,574

Textiles, Apparel & Luxury Goods—2.5%
Deckers Outdoor Corp.[1]	4,991	427,779

Movado Group, Inc.	9,169	280,571

Perry Ellis International, Inc.[1]	4,618	110,740

		819,090

Consumer Staples—2.7%

Food Products—1.6%
Nomad Foods Ltd.[1]	31,483	536,470

Household Products—1.1%
Weatherford International plc[1]	90,861	357,993

Energy—8.1%

Energy Equipment & Services—3.0%
Patterson-UTI Energy, Inc.	14,481	342,041

	Shares	Value

Energy Equipment & Services (Continued)

Ranger Energy Services, Inc., Cl. A1	31,137	$336,280

Superior Energy Services, Inc.[1]	29,433	307,575

		985,896

Oil, Gas & Consumable Fuels—5.1%
Callon Petroleum Co.[1]	27,678	314,145

Delek US Holdings, Inc.	10,727	374,265

Ship Finance International Ltd.	15,945	243,958

SM Energy Co.	16,385	382,590

SRC Energy, Inc.[1]	35,648	354,698

		1,669,656

Financials—36.6%

Capital Markets—4.5%
Ares Management LP2	13,330	311,256

Legg Mason, Inc.	11,673	497,503

Moelis & Co., Cl. A	12,761	659,744

		1,468,503

Commercial Banks—14.6%
BancorpSouth Bank	15,848	531,701

Chemical Financial Corp.	9,207	537,781

Fidelity Southern Corp.	19,054	456,534

First Business Financial Services, Inc.	13,107	320,728

Great Western Bancorp, Inc.	12,536	528,392

IBERIABANK Corp.	5,801	490,185

Midland States Bancorp, Inc.	15,736	504,968

Opus Bank	18,714	507,149

TCF Financial Corp.	19,486	417,975

Umpqua Holdings Corp.	23,314	504,748

		4,800,161

Consumer Finance—1.1%
Navient Corp.	25,309	360,653

Insurance—3.8%
American Equity Investment Life Holding Co.	5,071	167,343

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance (Continued)

CNO Financial Group, Inc.	25,413	$624,906

Hanover Insurance Group, Inc. (The)	4,130	467,309

		1,259,558

Real Estate Investment Trusts (REITs)—5.5%
DCT Industrial Trust, Inc.	4,218	249,663

DiamondRock Hospitality Co.	35,400	416,304

Healthcare Realty Trust, Inc.	7,894	235,794

Invesco Mortgage Capital, Inc.	22,030	357,767

QTS Realty Trust, Inc., Cl. A	4,791	238,592

Uniti Group, Inc.	19,923	315,381

		1,813,501

Real Estate Management & Development—2.4%
Marcus & Millichap, Inc.[1]	14,412	470,552

RE/MAX Holdings, Inc., Cl. A	6,016	296,889

		767,441

Thrifts & Mortgage Finance—4.7%
Federal Agricultural Mortgage Corp., Cl. C	6,912	554,688

OceanFirst Financial Corp.	15,322	405,267

Radian Group, Inc.	26,757	590,527

		1,550,482

Health Care—4.5%

Health Care Equipment & Supplies—1.3%
Halyard Health, Inc.[1]	9,173	447,734

Health Care Providers & Services—0.8%
American Renal
Associates Holdings, Inc.[1]	4,819	91,127

National HealthCare Corp.	1,281	79,896

Select Medical Holdings Corp.[1]	4,587	81,190

		252,213

Pharmaceuticals—2.4%
Indivior plc[1]	101,739	578,699

	Shares	Value

Pharmaceuticals (Continued)

Medicines Co. (The)[1]	6,065	$200,934

		779,633

Industrials—12.9%

Aerospace & Defense—1.1%
National Presto Industries, Inc.	3,593	365,228

Building Products—2.5%
JELD-WEN Holding, Inc.[1]	10,329	405,723

Universal Forest Products, Inc.	11,442	427,130

		832,853

Commercial Services & Supplies—1.0%
VSE Corp.	6,565	325,296

Construction & Engineering—1.0%
Tutor Perini Corp.[1]	12,950	320,513

Machinery—4.7%
Federal Signal Corp.	10,429	212,126

Greenbrier Cos., Inc. (The)	4,825	241,974

ITT, Inc.	5,318	297,808

Kennametal, Inc.	6,696	326,631

Milacron Holdings Corp.[1]	8,930	169,402

Titan International, Inc.	6,156	81,936

Wabash National Corp.	7,922	204,625

		1,534,502

Professional Services—0.9%
ICF International, Inc.[1]	5,618	298,316

Road & Rail—1.7%
ArcBest Corp.	4,371	155,389

YRC Worldwide, Inc.[1]	26,503	423,253

		578,642

Information Technology—10.1%

Communications Equipment—0.8%
NetScout Systems, Inc.[1]	9,381	267,358

Electronic Equipment, Instruments, & Components—4.3%
Belden, Inc.	6,705	568,383

Dolby Laboratories, Inc., Cl. A	5,878	378,190

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	Shares	Value

Electronic Equipment, Instruments, & Components (Continued)

Littelfuse, Inc.	762	$165,613

Orbotech Ltd.[1]	3,042	162,017

SYNNEX Corp.	1,205	147,890

		1,422,093

Internet Software & Services—0.5%
Web.com Group, Inc.[1]	6,898	160,379

IT Services—1.4%
Science Applications International Corp.	2,180	167,097

Travelport Worldwide Ltd.	20,583	280,135

		447,232

Semiconductors & Semiconductor
Equipment—3.1%
Aquantia Corp.[1]	15,997	209,241

MKS Instruments, Inc.	4,286	438,458

Silicon Motion Technology Corp., ADR	3,339	165,881

Tower Semiconductor Ltd.[1]	6,064	210,663

		1,024,243

Materials—5.9%

Chemicals—0.1%
AdvanSix, Inc.[1]	817	32,239

Construction Materials—1.5%
Eagle Materials, Inc.	4,351	487,529

Containers & Packaging—1.0%
Owens-Illinois, Inc.[1]	14,376	333,811

	Shares	Value

Metals & Mining—1.9%
Commercial Metals Co.	15,343	$368,846

Schnitzer Steel
Industries, Inc., Cl. A	7,735	264,537

		633,383

Paper & Forest Products—1.4%
KapStone Paper &
Packaging Corp.	12,875	445,990

Utilities—3.9%

Electric Utilities—2.7%
ALLETE, Inc.	4,324	313,231

El Paso Electric Co.	5,872	306,518

Portland General Electric Co.	6,304	266,974

		886,723

Multi-Utilities—1.2%
NorthWestern Corp.	7,264	394,726

Total Common Stocks
(Cost $27,966,913)		32,454,511

Investment Company—1.6%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[3,4] (Cost $532,660)	532,660	532,660

Total Investments, at Value (Cost $28,499,573)	100.3%	32,987,171

Net Other Assets (Liabilities)	(0.3)	(86,638)

Net Assets	100.0%	$32,900,533

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (continued)

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares April 30, 2017	Gross Additions	Gross Reductions	Shares January 31, 2018

Oppenheimer Institutional Government Money Market Fund, Cl. E	543,407	9,103,675	9,114,422	532,660

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Oppenheimer Institutional Government Money Market Fund, Cl. E	$532,660	$4,208	$—	$—

4        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Small Cap Value Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

6        OPPENHEIMER SMALL CAP VALUE FUND

3. Securities Valuation (Continued)

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$4,613,561	$—	$—	$4,613,561
Consumer Staples	894,463	—	—	894,463
Energy	2,655,552	—	—	2,655,552
Financials	12,020,299	—	—	12,020,299
Health Care	900,881	578,699	—	1,479,580
Industrials	4,255,350	—	—	4,255,350
Information Technology	3,321,305	—	—	3,321,305
Materials	1,932,952	—	—	1,932,952
Utilities	1,281,449	—	—	1,281,449
Investment Company	532,660	—	—	532,660

Total Assets	$32,408,472	$578,699	$—	$32,987,171

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

7        OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

8        OPPENHEIMER SMALL CAP VALUE FUND

5. Market Risk Factors (Continued)

principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

9        OPPENHEIMER SMALL CAP VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small Cap Value Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/16/2018